(Aetna letterhead)         151 Farmington Avenue
(Aetna logo)               Hartford, CT  06156 - 1964

May 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Variable Life Account B of Aetna Life Insurance and Annuity Company Prospectus Title: Flexible Premium Group Variable Universal Life Insurance for New York State United Teachers Benefit Trust ("NYSUT Trust")
     File Nos.:  333-15817 and 811-4536

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus contained in the Post-Effective Amendment No. 4 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 16, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-4474.

Sincerely,

/s/ Anngharaad M. Reid
    Anngharaad M. Reid
    Prospectus Development Unit
    Aetna Life Insurance and Annuity Company